Debt and Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of borrowing costs [Abstract]
Schedule of short-term debt

Short-term Debt	December 31, 2017	December 31, 2016
($ millions)
Commercial paper(1)	200	200
(1) The commercial paper is supported by the Company's syndicated credit facilities and the Company is authorized to issue commercial paper up to a maximum of $1.0 billion having a term not to exceed 365 days. The weighted average interest rate as at December 31, 2017 was 1.40 percent per annum (December 31, 2016 – 0.93 percent).

Schedule of long-term debt

		Canadian $ Amount		U.S. $ Denominated
Long-term Debt	Maturity	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
($ millions)
Long-term debt
6.15% notes(1)(3)	2019	376	403	300	300
7.25% notes(1)(4)	2019	939	1,007	750	750
5.00% notes(5)	2020	400	400	—	—
3.95% notes(1)(4)	2022	626	671	500	500
4.00% notes(1)(4)	2024	939	1,007	750	750
3.55% notes(5)	2025	750	750	—	—
3.60% notes(5)	2027	750	—	—	—
6.80% notes(1)(4)	2037	484	519	387	387
Debt issue costs(2)		(24)	(23)	—	—
Unwound interest rate swaps (note 24)(6)		—	2	—	—
Long-term debt		5,240	4,736	2,687	2,687
Long-term debt due within one year
6.20% notes(1)(4)	2017	—	403	—	300
Long-term debt due within one year		—	403	—	300

(1)
All of the Company’s U.S. dollar denominated debt is designated as a hedge of the Company’s net investment in selected foreign operations with a U.S. dollar functional currency. Refer to Note 24 for Foreign Currency Risk Management.

(2)	Calculated using the effective interest rate method.
(3) The 6.15% notes represent unsecured securities under a trust indenture dated June 14, 2002.
(4) The 7.25%, the 3.95%, the 4.00%, the 6.80% and the 6.20% notes represent unsecured securities under a trust indenture dated September 11, 2007.
(5) The 5.00%, the 3.55% and the 3.60% notes represent unsecured securities under a trust indenture dated December 21, 2009.
(6) Unwound interest rate swaps as at December 31, 2017 was less than $1 million.

Reconciliation of changes of liabilities to cash flows from financing activities
Reconciliation of Changes of Liabilities to Cash Flows from Financing Activities

	Liabilities
($ millions)	Short-term debt	Long-term debt due within one year	Long-term debt	Other long-term liabilities
December 31, 2016	200	403	4,736	1,020
Changes from financing cash flows
Long-term debt issuance	—	—	750	—
Long-term debt repayment	—	(365)	—	—
Debt issue costs	—	—	(6)	—
Other	—	—	—	18
Total change from financing cash flows	—	(365)	744	18
Other changes - liability-related
Foreign exchange	—	(38)	—	(28)
Fair value changes	—	—	—	3
Addition of finance lease obligations	—	—	—	269
Payment of finance lease obligations	—	—	—	(29)
Deferred revenue	—	—	—	(16)
Amortization of debt issuance costs	—	—	3	—
Foreign exchange recognized in OCI	—	—	(243)	—
Total other changes - liability related	—	(38)	(240)	199
December 31, 2017	200	—	5,240	1,237